KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2021
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	12/31/2021	12/31/2020

Salaries, social security and other benefits	803,905	1,079,894
Share-based incentives	873,407	636,519
Total	1,677,312	1,716,413